Financial instruments by category - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 € / $	Sep. 30, 2022 $ / $	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Marketable securities					$ 138	$ 163
Remaining contract maturity	$ 42,000	€ 41.1
Derivative instrument, minimum strike price			0.9190	1.27
Carrying amount
Disclosure of fair value measurement of assets [line items]
Marketable securities					54,706	53,352
Investments in debt securities					7,043	6,660
Settlement receivables					33,393	28,523
Derivative financial assets					3,676	8,105
Turkish lira deposits					35,000	0
Fair value
Disclosure of fair value measurement of assets [line items]
Marketable securities					54,706	53,352
Investments in debt securities					7,043	6,660
Settlement receivables					33,393	28,523
Derivative financial assets					3,676	8,105
Turkish lira deposits					$ 35,000	$ 0